Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, except Per Share data	3 Months Ended																12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Unaudited quarterly financial data
Total revenues	$ 11,294.2	[1],[2]	$ 11,251.8	[1],[2]	$ 11,288.8	[1],[2]	$ 11,138.4	[1],[2],[3]	$ 8,197.0	[1],[2]	$ 5,613.0	[1],[2]	$ 5,496.8	[1],[2]	$ 5,415.5	[1],[2],[3]	$ 44,973.2	[4]	$ 24,722.3	[4]	$ 21,941.2	[4]
Cost of revenues	10,520.8	[1],[2]	10,487.7	[1],[2]	10,531.3	[1],[2]	10,475.2	[1],[2],[3]	7,509.3	[1],[2]	5,001.9	[1],[2]	4,904.2	[1],[2]	4,882.9	[1],[2],[3]	42,015.0	[4]	22,298.3	[4]	19,910.6	[4]
Gross profit	773.4	[2]	764.1	[2]	757.5	[2]	663.2	[2],[3]	687.7	[2]	611.1	[2]	592.6	[2]	532.6	[2],[3]	2,958.2		2,424.0		2,030.6
Selling, general and administrative	215.5	[2]	236.1	[2]	227.2	[2]	208.5	[2],[3]	284.1	[2]	252.7	[2]	212.4	[2]	177.3	[2],[3]	887.3		926.5		756.3
Operating income	557.9	[2]	528.0	[2]	530.3	[2]	454.7	[2],[3]	403.6	[2]	358.4	[2]	380.2	[2]	355.3	[2],[3]	2,070.9		1,497.5		1,274.3
Net income from continuing operations	329.6	[2]	307.1	[2]	307.3	[2]	260.6	[2],[3]	223.1	[2]	196.8	[2]	192.1	[2]	214.6	[2],[3]	1,204.6		826.6		775.9
Net (loss) income from discontinued operations, net of tax			(5.6)	[2]	(17.4)	[2]	(0.4)	[2],[3]	0.2	[2]	0.8	[2]	0.2	[2]	(0.2)	[2],[3]	(23.4)		1.0		0.2
Net income	329.6	[2]	301.5	[2]	289.9	[2]	260.2	[2],[3]	223.3	[2]	197.6	[2]	192.3	[2]	214.4	[2],[3]	1,181.2		827.6		776.1
Basic earnings (loss) per share:
Continuing operations	$ 0.62	[2]	$ 0.58	[2]	$ 0.56	[2]	$ 0.47	[2],[3]	$ 0.41	[2]	$ 0.36	[2]	$ 0.37	[2]	$ 0.43	[2],[3]	$ 2.24		$ 1.57		$ 1.56
Discontinued operations			$ (0.01)	[2]	$ (0.03)	[2]											$ (0.04)
Net earnings	$ 0.62	[2]	$ 0.57	[2]	$ 0.53	[2]	$ 0.47	[2],[3]	$ 0.41	[2]	$ 0.36	[2]	$ 0.37	[2]	$ 0.43	[2],[3]	$ 2.19		$ 1.57		$ 1.56
Diluted earnings (loss) per share:
Continuing operations	$ 0.62	[2]	$ 0.57	[2]	$ 0.56	[2]	$ 0.47	[2],[3]	$ 0.40	[2]	$ 0.35	[2]	$ 0.37	[2]	$ 0.43	[2],[3]	$ 2.21		$ 1.55		$ 1.54
Discontinued operations			$ (0.01)	[2]	$ (0.03)	[2]											$ (0.04)
Net earnings	$ 0.62	[2]	$ 0.56	[2]	$ 0.53	[2]	$ 0.47	[2],[3]	$ 0.40	[2]	$ 0.36	[2]	$ 0.37	[2]	$ 0.43	[2],[3]	$ 2.17		$ 1.56		$ 1.54
Quarterly Financial Data (Unaudited) (Textuals) [Abstract]
Retail pharmacy co-payments	$ 1,493.0		$ 1,478.5		$ 1,547.3		$ 1,662.6				$ 708.4		$ 721.1		$ 822.7				$ 879.9

[1]	Includes retail pharmacy co-payments of $1662.6 and $822.7 for the three months ended March 31, 2010 and 2009, respectively, $1547.3 and $721.1 for the three months ended June 30, 2010 and 2009, respectively, $1478.5 and $708.4 for the three months ended September 30, 2010 and 2009, respectively, and $1493.0 and $879.9 for the three months ended December 31, 2010 and 2009, respectively.
[2]	Includes the December 1, 2009 acquisition of NextRx.
[3]	Restated to exclude the discontinued operations of PMG
[4]	Includes retail pharmacy co-payments of $6,181.4, $3,132.1, and $3,153.6 for the years ended December 31, 2010, 2009, and 2008, respectively.